Intangibles Assets and Goodwill - Schedule of Continuity of the Goodwill Acquired (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Continuity of the Goodwill Acquired [Abstract]
Goodwill beginning balance	$ 37,157,779
Acquisition	2,907,440	$ 2,077,585
Deconsolidation of Neuronomics	(2,907,440)
Impairment	(2,077,585)
Goodwill ending balance	$ 35,080,194	$ 37,157,779